Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Master Trust's assets measured at fair value as of December 31, 2025 (in thousands):

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments
Cash and cash equivalents	$3	$20,493	$—	$20,496
Verizon common stock	3,782,978	—	—	3,782,978
Mutual funds
U.S. fixed income	118,070	—	—	118,070
U.S. small cap	469,276	—	—	469,276
International equity	279,839	—	—	279,839
Global fixed income	111,354	—	—	111,354
Equity
International equity	3,160,526	78	—	3,160,604
U.S. equity	3,122,223	20,994	—	3,143,217
Fixed income
U.S. bonds	—	1,270,384	—	1,270,384
U.S. treasuries and agencies	2,132,885	957,812	—	3,090,697
Asset-backed securities	—	122,876	—	122,876
International bonds	—	677,709	—	677,709
Convertible securities	168	5,192	—	5,360
Other - Derivatives	1,786	32,010	—	33,796
Total investments in the fair value hierarchy	13,179,108	3,107,548	—	16,286,656
Investments measured at NAV				24,788,347
Total investments at fair value	$13,179,108	$3,107,548	$—	$41,075,003
The following table sets forth by level, within the fair value hierarchy, the Master Trust's assets measured at fair value as of December 31, 2024 (in thousands):

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments
Cash and cash equivalents	$352	$27,688	$—	$28,040
Verizon common stock	3,871,715	—	—	3,871,715
Mutual funds
U.S. fixed income	118,679	—	—	118,679
U.S. small cap	476,659	—	—	476,659
International equity	211,084	—	—	211,084
Global fixed income	115,919	—	—	115,919
Equity
International equity	3,116,277	30	—	3,116,307
U.S. equity	6,645,599	175,106	—	6,820,705
Fixed income
U.S. bonds	—	1,199,279	—	1,199,279
U.S. treasuries and agencies	1,970,561	722,668	—	2,693,229
Asset-backed securities	—	140,931	—	140,931
International bonds	—	694,584	—	694,584
Convertible securities	533	8,080	—	8,613
Other - Derivatives	3,022	19,137	—	22,159
Total investments in the fair value hierarchy	16,530,400	2,987,503	—	19,517,903
Investments measured at NAV				18,769,801
Total investments at fair value	$16,530,400	$2,987,503	$—	$38,287,704